Investment Securities - Fair Value of Trading and Other Securities by Type (Details 2) (10-K) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized gains (losses) on trading securities
Net unrealized gains (losses) on trading securities held at year end	$ (2)	$ (1)	$ 6	$ 3	$ 0	$ (9)
Net realized gains (losses) on trading securities sold or redeemed during the year	4	(1)	4	(2)	(3)	5
Total	$ 2	$ (2)	$ 10	$ 1	$ (3)	$ (4)
Unrealized and realized gains (losses) on other securities, less than							$ 1,000,000